Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Receivable Reconciliation with Customers

Accounts receivable reconciliation with customers is as follows:

	June 30, 2025	June 30, 2024
Balance at the beginning of the year	$28,297,491	$76,690,246
Converted into accounts receivable due to performance of the contract	159,830,431	149,636,399
Customer payments received in the current period	(160,909,662)	(198,029,154)
Provision for credit loss	-	-
Balance at the ending of the year	$27,218,260	$28,297,491

Schedule of Depreciation and Amortization of Property and Equipment Useful Life	Depreciation of property and equipment are provided using the straight-line method over their expected useful lives, as follows:
Useful life
Office equipment and furniture	3 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2025	June 30, 2024	June 30, 2023
Period-end spot rate	US$1=RMB 7.1586	US$1=RMB 7.1268	US$1=RMB 7.2254
Average rate	US$1=RMB 7.1515	US$1=RMB 7.1245	US$1=RMB 6.9881

Schedule of Contract Liabilities	The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $2,218,095 and $3,037,609 as of June 30, 2025 and 2024, respectively. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling expense when incurred.
	June 30, 2025	June 30, 2024
Balance at the beginning of the year	$3,037,609	$1,671,353
Cash received in advance	368,582,387	321,360,209
Revenue recognized from opening balance of contract liabilities	(2,957,143)	(1,662,907)
Revenue recognized from contract liabilities arising during the period	(366,444,758)	(318,331,046)
Balance at the ending of the year	$2,218,095	$3,037,609

Schedule of Total Revenues by Product and Service Type

The summary of the Company’s total revenues by product and service type for the years ended June 30, 2025, 2024 and 2023 was as follows:

	For the years ended June 30,
	2025	2024	2023
Sales of electronic components products:
Semiconductor:
Integrated Circuits	$103,996,133	$93,611,171	$36,208,767
Power/Circuit Protection	14,705,571	2,135,446	13,902,350
Discrete	9,976,721	997,097	16,047,821
Passive Components	9,233,555	5,706,403	99,326,417
Optoelectronics/Electromechanical	11,750,060	17,733,992	8,535,997
Other semiconductor products	21,547,984	3,954,028	15,366,941
Equipment, tools and others:
Equipment	3,620	29,665,978	10,102,545
Tools and others	13,316,037	21,516,780	11,632,317
Total sales of electronic components products	184,529,681	175,320,895	211,123,155
Service commission fees	2,519,010	2,612,995	3,282,071
Total revenue	$187,048,691	$177,933,890	$214,405,226

Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the year ended June 30, 2025 and 2024:

	For the years ended June 30,
	2025	2024	2023
Numerator:
Net (loss)/income attributable to ordinary shareholders	$1,194,497	$(2,272,297)	$1,751,170

Denominator:
Weighted-average number of ordinary shares outstanding – basic	11,553,669	10,415,461	9,201,374
Outstanding options	-	730,637	742,762
Potentially dilutive shares from outstanding options	-	669,110	717,557
Weighted-average number of ordinary shares outstanding – diluted	11,553,669	11,084,571	9,918,931
(Loss)Earnings per share – basic	$0.10	$(0.22)	$0.19
(Loss)Earnings per share – diluted	$0.10	$(0.20)	$0.18